UNDISCOVERED MANAGERS FUNDS
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: Undiscovered Managers Funds (the “Trust”), on behalf of
the Undiscovered Managers Behavioral Value Fund (the “Fund”)
File Nos. 333-37711 and 811-08437
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statements of Additional Information for the Fund do not differ from the Statements of Additional Information contained in the Post-Effective Amendment No. 66 (Amendment No. 67 under the Investment Company Act of 1940) filed electronically on October 28, 2019.
Please contact the undersigned at (212) 270-6803 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary